Label	Element	Value
Roundhill IO Digital Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Roundhill IO Digital Infrastructure ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Roundhill IO Digital Infrastructure ETF (BYTE)
(the “Fund”)
June 8, 2023
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information, each dated April 30, 2023
On June 7, 2023, the Board of Trustees of the Listed Funds Trust (the “Trust”) approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Roundhill Financial Inc. (the “Adviser”), the investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s management fee from 0.75% to 0.45% effective June 8, 2023. All references within the Summary Prospectus, Prospectus, and Statement of Additional Information to the contrary are hereby deleted and replaced in their entirety.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Effective June 8, 2023, the Board approved a reduction in the unified management fee from 0.75% to 0.45% to be paid by the Fund to the Adviser.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing	ck0001683471_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Roundhill IO Digital Infrastructure ETF | Roundhill IO Digital Infrastructure ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BYTE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579

[1]	Restated to reflect current fees. Effective June 8, 2023, the Board approved a reduction in the unified management fee from 0.75% to 0.45% to be paid by the Fund to the Adviser.
[2]	“Other Expenses” include tax expense. Tax expense is borne by the Fund separately from the management fee paid to Roundhill Financial Inc. (the “Adviser”).